ORGANIZATION AND BUSINESS BACKGROUND (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Equity Method Investment Summarized Financial Information [Line Items]
Current assets		$ 1,462,567	$ 1,387,558
Non-current assets		209,206	206,695
Total assets		1,671,773	1,594,253
Current liabilities		484,556	422,630
Total liabilities		505,945	452,285
Net revenue		707,462	593,466	$ 503,327
Net profit		82,993	89,338	79,326
Net cash used in operating activities		54,526	79,283	$ 175,124
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Equity Method Investment Summarized Financial Information [Line Items]
Current assets		3,391	5,588
Non-current assets		6	37
Total assets		3,397	5,625
Current liabilities		1,547	3,230
Total liabilities		1,547	3,230
Net revenue		7	46
Cost of revenue	[1]	(1,474)	(2,177)
Net profit		1,481	2,223
Net cash used in operating activities		$ (323)	$ (451)

[1]	Cost of revenue is negative because of the reversal of warranties provision which was overprovided in previous years.